Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Increase (Decrease) in other comprehensive income related to employee benefits	$ 148	$ 398	$ 641
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	79		95
Interest on net defined benefit (asset) liability	(1)		9
Other	4		3
Defined benefit expense	82		107
Defined contribution expense	30		23
Increase (Decrease) in other comprehensive income related to employee benefits	109		637
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	5		6
Interest on net defined benefit (asset) liability	12		11
Other	(2)
Defined benefit expense	15		17
Increase (Decrease) in other comprehensive income related to employee benefits	$ 39		$ 4